Capital adequacy (Tables)	12 Months Ended
Dec. 31, 2023
Capital adequacy
Schedule of capital adequacy

Capital Adequacy Analysis

	December 31, 2023	December 31, 2022
Capital ratios	percent[1]	percent[1]
Common Equity Tier 1 capital ratio	21.3	20.6
Tier 1 capital ratio	21.3	20.6
Total capital ratio	21.3	20.6
1	Capital ratios exclusive of buffer requirements are the quotients of the relevant capital measure and the total risk exposure amount. See tables Own funds - adjusting items and Minimum capital requirements exclusive of buffers.

	December 31, 2023		December 31, 2022
Total risk-based capital requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 8 percent[2]	8,377	8.0	8,074	8.0
of which Tier 1 requirement of 6 percent	6,283	6.0	6,056	6.0
of which minimum requirement of 4.5 percent	4,712	4.5	4,542	4.5
Pillar 2 capital requirements[3]	3,843	3.7	3,704	3.7
Common Equity Tier 1 capital available to meet buffer requirements[4]	10,084	9.6	9,013	8.9
Capital buffer requirements	4,271	4.1	3,330	3.3
of which Capital conservation buffer	2,618	2.5	2,523	2.5
of which Countercyclical buffer	1,653	1.6	807	0.8
Pillar 2 guidance[5]	1,571	1.5	1,514	1.5
Total risk-based capital requirement including Pillar 2 guidance	18,062	17.2	16,622	16.5
1	Expressed as a percentage of total risk exposure amount.
2	The minimum requirements according to CRR (Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firm).
3	Individual Pillar 2 requirement of 3.67 percent calculated on the total risk exposure amount, according to the decision from the latest Swedish FSA SREP.
4	Common Equity Tier 1 capital available to meet buffer requirement after 8 percent minimum capital requirement (SEK covers all minimum requirements with CET1 capital - that is 4.5 percent, 1.5 percent and 2 percent) and after the Pillar 2 requirements (3.67 percent).
5	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that in addition to the capital requirements according to Regulation (EU) no 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.50 percent of the total risk-weighted exposure amount. The Pillar 2 guidance is not a binding requirement.

Schedule of leverage ratio

	December 31, 2023	December 31, 2022
Leverage ratio[1]	Skr mn	Skr mn
On-balance sheet exposures	232,462	241,239
Off-balance sheet exposures	8,529	7,357
Total exposure measure	240,991	248,596
Leverage ratio[2]	9.3%	8.4%
1	The leverage ratio reflects the full impact of IFRS 9 as no transitional rules were utilized.
2	Defined by CRR as the quotient of the Tier 1 capital and an exposure measure.

	December 31, 2023		December 31, 2022
Total Leverage ratio requirement	Skr mn	percent[1]	Skr mn	percent[1]
Capital base requirement of 3 percent	7,230	3.0	7,458	3.0
Pillar 2 guidance[2]	361	0.2	373	0.2
Total capital requirement relating to leverage ratio	7,591	3.2	7,831	3.2
1	Expressed as a percentage of total exposure amount.
2	On September 29, 2021, the Swedish FSA notified SEK, within the latest SREP, that SEK should hold additional capital (Pillar 2 guidance) of 0.15 percent calculated on the total leverage ratio exposure measure. The Pillar 2 guidance is not a binding requirement.

Schedule of own funds

	Parent Company
	Dec 31,	Dec 31,
Skr mn	2023	2022
Share capital[1]	3,990	3,990
Retained earnings	17,403	16,133
Accumulated other comprehensive income and other reserves	234	212
Independently reviewed profit net of any foreseeable charge or dividend	972	1,009
Common Equity Tier 1 (CET1) capital before regulatory adjustments	22,599	21,344
Additional value adjustments due to prudent valuation[2]	-85	-474
Intangible assets	-34	-44
Fair value reserves related to gains or losses on cash flow hedges	47	97
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	28	9
Negative amounts resulting from the calculation of expected loss amounts	-221	-94
Insufficient coverage for non-performing exposures	-12	—
Total regulatory adjustments to Common Equity Tier 1 capital	-277	-506
Total Common Equity Tier 1 capital	22,322	20,838
Total Own funds	22,322	20,838
1	For a detailed description of the instruments constituting share capital, see Note 22.
2	During the fourth quarter of 2023, SEK has switched accounting method from the core approach to the simplified approach for prudent valuation in accordance with Article 4 of the Delegated Regulation (EU) no 2016/101.

Schedule of minimum capital requirements exclusive of buffers

	Parent Company
	December 31, 2023			December 31, 2022
		Risk	Min.		Risk	Min.
		exposure	capital		exposure	capital
Skr mn	EAD[1]	amount	requirement	EAD[1]	amount	requirement
Credit risk, standardized approach
Corporates	4,219	4,206	337	3,012	2,987	239
Default exposures	77	77	6	102	102	8
Total credit risk, standardized approach	4,296	4,283	343	3,114	3,089	247
Credit risk, IRB approach
Central governments	211,650	9,416	753	242,609	11,018	882
Financial institutions[2]	33,236	6,580	526	33,299	6,356	508
Corporates[3]	144,559	76,038	6,083	136,849	72,779	5,822
Non-credit-obligation assets	284	284	23	351	351	28
Total credit risk IRB approach	389,729	92,318	7,385	413,108	90,504	7,240
Credit valuation adjustment risk	n.a.	2,490	199	n.a.	2,565	205
Foreign exchange risk	n.a.	1,174	94	n.a.	800	64
Commodity risk	n.a.	7	1	n.a.	19	2
Operational risk	n.a.	4,442	355	n.a.	3,949	316
Total	394,025	104,714	8,377	416,222	100,926	8,074
1	Exposure at default (EAD) shows the size of the outstanding exposure at default.
2	Of which counterparty risk in derivative contracts: EAD Skr 7,127 million (year-end 2022: Skr 6,355 million), Risk exposure amount of Skr 2,167 million (year-end 2022: Skr 2,022 million) and Capital requirement of Skr 173 million (year-end 2022: Skr 162 million).
3	Of which related to Specialized lending: EAD Skr 7,315 million (year-end 2022 Skr 6,112 million), Risk exposure amount of Skr 5,757 million (year-end 2022: Skr 4,412 million) and Capital requirement of Skr 461 million (year-end 2022: Skr 353 million).

Schedule of credit risk by PD grade

	December 31, 2023					December 31, 2022
	AAA	A+					A+	BBB+
	to AA-	to A–	BBB+	BB+ to B–	CCC to D	AAA to AA-	to A–	to BBB–	BB+ to B–	CCC to D
	0.003%–	0.02–	to BBB–	0.45–	38.28–	0.003%–	0.02–	0.10–	0.45–	38.28–
Skr mn	0.01%	0.06%	0.10–0.27%	7.69%	100%	0.01%	0.06%	0.27%	7.69%	100%
Central governments
EAD	208,956	2,678	—	15	1	238,038	4,556	—	15	—
Average PD in %	0.003	0.05	—	1.2	100.0	0.003	0.04	—	2.0	—
Average LGD in %	45.0	45.0	—	45.0	45.0	45.0	45.0	—	45.0	—
Average risk weight in %	4.2	20.9	—	105.2	—	4.3	17.4	—	122.5	—

	December 31, 2023					December 31, 2022
		A+					A+
	AAA	to A–	BBB+	BB+ to B–	CCC to D	AAA	to A–	BBB+	BB+ to B–	CCC to D
	to AA- 0.01%-	0.06–	to BBB–	0.50–	28.91–	to AA-	0.06–	to BBB–	0.50–	28.91–
Skr mn	0.04%	0.11%	0.16–0.32%	8.27%	100%	0.01%–0.04%	0.11%	0.16–0.32%	8.27%	100%
Financial institutions
EAD	10,986	21,184	1,000	66	—	12,662	19,471	1,089	77	—
Average PD in %	0.04	0.07	0.30	1.16	—	0.04	0.07	0.27	1.18	—
Average LGD in %	35.7	29.9	45.0	45.0	—	34.9	30.8	45.0	45.0	—
Average risk weight in %	24.4	34.3	76.0	129.5	—	17.2	19.8	71.1	130.4	—
Corporates
EAD	4,130	30,668	68,751	32,716	979	3,374	25,955	71,615	29,774	18
Average PD in %	0.02	0.08	0.23	0.81	99.9	0.03	0.09	0.24	0.74	88.4
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	16.6	27.2	50.2	86.9	0.5	13.2	25.8	50.4	84.3	42.9

Schedule of internally assessed capital adequacy

Skr mn	Dec 31, 2023	Dec 31, 2022
Credit risk	7,350	7,202
Operational risk	434	311
Market risk	1,065	1,466
Other risks	199	205
Capital planning buffer	1,700	2,697
Total	10,748	11,881

Schedule of liquidity coverage

Skr bn, 12 month average	Dec 31, 2023	Dec 31, 2022
Total liquid assets	73.9	58.4
Net liquidity outflows[1]	16.4	10.9
Liquidity outflows	29.3	25.0
Liquidity inflows	13.9	15.7
Liquidity Coverage Ratio	605%	784%

Schedule of net stable funding

Skr bn	Dec 31, 2023	Dec 31, 2022
Available stable funding	276.3	235.2
Requiring stable funding	210.5	198.2
Net Stable Funding Ratio	131%	119%